OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	24. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2024	2023
	£m	£m
Structured Notes Programmes	355	369
Structured deposits	605	426
Zero Amortising Guaranteed Notes	95	104
	1,055	899
For the Santander UK group all (2023: all) of the other financial liabilities at FVTPL were designated as such.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net loss during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £17m (2023: £21m loss, 2022: £25m gain). The cumulative net loss attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2024 was £4m (2023: £6m loss, 2022: £15m gain).
At 31 December 2024, the amount that would be required to be contractually paid at maturity of the securities above was £76m (2023: £97m) higher than the carrying value.

Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	42.8. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2024	2023
	£m	£m
Medium-term notes	8,792	9,591
	8,792	9,591
In 2024 and 2023 all other financial liabilities were designated at FVTPL. In 2024, as part of MREL requirements, the Company issued £799m (2023: £1,481m) of debt securities, which were then downstreamed to Santander UK plc. See Note 42.4.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The cumulative net gain or loss at 31 December 2024, and net gain or loss for the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £nil (2023: £nil) and has been included in profit and loss to offset credit risk on internal MREL assets held which are required to be recorded at FVTPL in accordance with IFRS 9.
At 31 December 2024, the amount that would be required to be contractually paid at maturity of the securities above was £68m higher (2023: £197m higher) than the carrying value.